Schedule of short-term loans - related parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 4,910,607	$ 2,219,102
Truong Vinh Phu Le [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 62,711	104,221
Relationship	Vice President of Operations of the Company
Interest per annum	30.00%
Maturity Start Date	Jan. 18, 2025
Maturity End Date	Sep. 09, 2025
Truong Vinh Phu Le One [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 23,516	22,596
Relationship	Vice President of Operations of the Company
Interest per annum	30.00%
Maturity Start Date	Feb. 07, 2025
Maturity End Date	Sep. 09, 2025
Truong Vinh Phu Le Two [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 117,582
Relationship	Vice President of Operations of the Company
Interest per annum	1.25%
Truong Vinh Phu Le Three [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 47,033
Relationship	Vice President of Operations of the Company
Kheng Ee Lennon Teng [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 23,516	22,322
Relationship	Group General Manager of the Company
Interest per annum	30.00%
Maturity Start Date	Jan. 18, 2025
Maturity End Date	Sep. 09, 2025
Kheng Ee Lennon Teng One [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 15,678	15,064
Relationship	Group General Manager of the Company
Interest per annum	30.00%
Maturity Start Date	Feb. 07, 2025
Maturity End Date	Sep. 09, 2025
Kheng Ee Lennon Teng Two [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 15,765	27,238
Relationship	Group General Manager of the Company
Kheng Ee Lennon Teng Three [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 27,436
Relationship	Group General Manager of the Company
Wilson Chandra [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 46,037	80,000
Relationship	Director and President
Related Party [Member]
Related Party Transaction [Line Items]
Short-term loans - related parties	$ 379,274	$ 271,441